Severance And Facility Exiting Liabilities (Summary Of Liabilities (Pre-Tax) Related To Closing Facilities And Employee Severance) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) employee property	Dec. 31, 2014 USD ($) employee property
Severance And Facility Exiting Reserves [Abstract]
Beginning Balance, Severance Number of Employees | employee	47	125
Additions and adjustments, Severance Number of Employees | employee	74	150
Utilization, Severance Number of Employees | employee	(68)	(228)
Ending Balance, Severance, Number of Employees | employee	53	47
Beginning Balance, Severance Liability	$ 8.7	$ 17.7
Additions and adjustments, Severance Liability	38.7	28.8
Utilization, Severance Liability	(10.5)	(37.8)
Ending Balance, Severance Liability	$ 36.9	$ 8.7
Beginning Balance, Facilities Number of Facilities | property	12	15
Additions and adjustments, Facilities Number of Facilities | property	2	2
Utilization, Facilities Number of Facilities | property	(6)	(5)
Ending Balance, Facilities Number Of Facilities | property	8	12
Beginning Balance, Facilities Liability	$ 23.7	$ 33.3
Addition and adjustments, Facilities Liability	1.6	(2.2)
Utilization, Facilities Liability	(6.2)	(7.4)
Ending Balance, Facilities Liability	19.1	23.7
Beginning Balance, Total Liability	32.4	51.0
Additions and adjustments, Total Liability	40.3	26.6
Utilization, Total Liability	(16.7)	(45.2)
Ending Balance, Total Liability	56.0	32.4
Provisions for severance	$ 58.2	$ 31.4